Loss Per Share (Details) - Schedule of loss per share - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Loss Per Share Abstract
Basic loss per share– continuing and discontinued operations – cents per share	$ (1.25)	$ (1.16)	$ (0.69)
Basic loss per share– continuing operations – cents per share		(1.16)	(0.57)
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Loss from continuing and discontinued operations		(11,372,799)	(4,697,636)
Loss from continuing operations		$ (11,372,799)	$ (3,929,284)
Weighted average number of ordinary shares (number) (in Shares)	1,191,154,011	976,931,338	684,035,399